CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Gross proceeds from shares	$ 500,000
Offering expenses	$ 1,052
American Depository Shares [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	14,087,299
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		1,927,488,240	1,927,488,240
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, issued		370,352,700	370,352,700
Ordinary shares, outstanding		370,352,700	370,352,700
Class A Ordinary Shares [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	72,185,488
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized		72,511,760	72,511,760
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, issued		72,511,760	72,511,760
Ordinary shares, outstanding		72,511,760	72,511,760
Equivalent Class A Ordinary Shares for ADS [Member] | Two Thousand And Twenty Private Placements [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	56,349,196